Note 9 - Debt, Credit Facility and Leases (Tables)	12 Months Ended
Dec. 31, 2023
Line of Credit Facility [Abstract]
Schedule of Long-term Debt	The following tables summarize our long-term debt balances as of December 31, 2023 and 2022 (in thousands):

	December 31, 2023
	Senior Notes	IQ Notes	Total
Principal	$475,000	$36,473	$511,473
Unamortized discount/premium and issuance costs	(3,730)	257	(3,473)

Long-term debt balance	$471,270	$36,730	$508,000

	December 31, 2022
	Senior Notes	IQ Notes	Total
Principal	$475,000	$35,614	$510,614
Unamortized discount/premium and issuance costs	(4,640)	392	(4,248)

Long-term debt balance	$470,360	$36,006	$506,366

Scheduled of Annual Future Payments, Including Interest
The following table summarizes the scheduled annual future payments, including interest, for the Senior Notes and IQ Notes as of December 31, 2023 (in thousands). The amounts for the IQ Notes are stated in USD based on the USD/CAD exchange rate as of December 31, 2023.

	Senior Notes	IQ Notes
2024	$34,438	$2,376
2025	34,438	37,704
2026	34,438	—
2027	34,438	—
2028	479,303	—
2029	—	—

Total	$617,055	$40,080

Schedule of Annual Maturities of Finance Lease Commitments, Including Interest
At December 31, 2023, the annual maturities of finance lease commitments, including interest, were (in thousands):

Twelve-month period ending December 31,
2024	$11,172
2025	7,744
2026	5,757
2027	5,119
2028	—

Total	29,792
Less: effect of interest	(2,977)

Net finance lease obligation	$26,815

Schedule of Annual Maturities of Undiscounted Operating Lease Payments
At December 31, 2023, the annual maturities of undiscounted operating lease payments, including assumed extensions beyond the current lease terms, were (in thousands):

Twelve-month period ending December 31,
2024	$1,290
2025	1,278
2026	1,278
2027	1,171
2028	1,033
More than 5 years	5,566

Total	11,616
Less: effect of discounting	(2,982)

Operating lease liability	$8,634